Accumulated other comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 188,031,000	$ 149,345,000	$ (6,499,000)
Ending balance	350,924,000	188,031,000	149,345,000
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	686,000	510,000	0
Unrealized gain (loss) on available-for-sale debt securities, before tax	(240,000)	236,000	683,000
Income tax effect	61,000	(60,000)	(173,000)
Other comprehensive income, net of tax, before reclassification adjustment	507,000	686,000	510,000
Reclassification adjustment for realized gain on sale of available-for-sale debt securities, before tax	(678,000)	0	0
Income tax effect	171,000	0	0
Ending balance	$ 0	$ 686,000	$ 510,000